Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating Expenses
Research and development	$ 815,902	$ 1,540,097
General and administrative expenses	1,367,916	1,437,832
Share-based compensation	39,170	2,246,033
Total Operating Expenses	2,222,988	5,223,962
Loss from operations	(2,222,988)	(5,223,962)
Other expenses, net
Financial expense, net	(41,478)	(31,989)
Change in fair value of derivative	29,448
Registration Rights Agreement expense		(520,000)
Convertible promissory note discount amortization	(309,869)
Total other expenses, net	(321,899)	(551,989)
Loss before provision for income taxes	(2,544,887)	(5,775,951)
Provision for income taxes
Net loss	$ (2,544,887)	$ (5,775,951)
Net loss per common share
Net loss per common share, Basic (in Dollars per share)	$ 0	$ (0.01)
Net loss per common share, Diluted (in Dollars per share)	$ 0	$ (0.01)
Weighted-average common shares outstanding
Weighted-average common shares outstanding, Basic (in Shares)	956,997,116	672,511,484
Weighted-average common shares outstanding, Diluted (in Shares)	956,997,116	672,511,484